Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 5, 2025 (Accession Number 0001145549-25-016349). The purpose of this amendment is to revise parts of Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies. The incorrect draft version of Item 7 was inadvertently used in the creation of HTML rather than the final approved signed version which included the financial statements and audit report in the Form N-CSR filing. The N-CSR content required to be available on a website was correctly posted using the final approved version of Item 7 and did not require any changes. This amendment has updated item 7 to include the final approved signed version of the financial statements and audit report.The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Variable Portfolio – Contrarian Core Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and materials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; Boeing Co., an aerospace company that designs and manufactures airplanes; eBay, Inc., an e-commerce company that operates auction-style online marketplaces; and United Airlines Holdings, Inc., one of the world’s largest airlines, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the information technology sector and smaller weightings to the consumer staples and utilities sectors modestly detracted from relative results.
Individual holdings
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders; Nike, Inc., an athletic footwear and apparel company; and United Parcel Service, Inc., a worldwide shipping and logistics company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	23.43	15.08	12.80
Russell 1000® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,630,086,029
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,677,084
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,086,029
Total number of portfolio holdings	76
Management services fees (represents 0.72% of Fund average net assets)	$ 10,677,084
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%

Columbia Variable Portfolio – Contrarian Core Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and materials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; Boeing Co., an aerospace company that designs and manufactures airplanes; eBay, Inc., an e-commerce company that operates auction-style online marketplaces; and United Airlines Holdings, Inc., one of the world’s largest airlines, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the information technology sector and smaller weightings to the consumer staples and utilities sectors modestly detracted from relative results.
Individual holdings
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders; Nike, Inc., an athletic footwear and apparel company; and United Parcel Service, Inc., a worldwide shipping and logistics company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	23.09	14.78	12.52
Russell 1000® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,630,086,029
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,677,084
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,086,029
Total number of portfolio holdings	76
Management services fees (represents 0.72% of Fund average net assets)	$ 10,677,084
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%